Stock-Based Incentive Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based incentive plans, options expiry term		10 years
Number of Options, Granted		123,739	222,059	144,296
Number of shares issued		122,262	60,569	218,824
Stock options outstanding		571,883	509,329	318,901		299,107
Weighted average fair value of options, granted		$ 5.90	$ 6.16	$ 8.70
Aggregate intrinsic value for options outstanding		$ 3,100	$ 615	$ 118
Options exercised		3,879	811	802
Proceeds from exercise of stock options		$ 71	$ 15	$ 16
Aggregate intrinsic value of options exercisable		22	107	46
Total unrecognized compensation cost related to options		$ 1,200
Cost of the options recognized over a weighted average period		3 years 2 months 12 days
Granted value		$ 2,600	1,200	$ 3,100
Total unrecognized compensation cost related to nonvested stock awards			$ 3,500
Cost of stock awards recognized over a weighted average period		2 years 4 months 24 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards granted		122,262	60,569	218,824
Stock Awards outstanding		254,976	279,964	248,654		86,366
Total compensation expense recognized on stock awards		$ 1,900	$ 1,200	$ 359
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized	1,400,000
Stock-based incentive plans, options expiry term	10 years
Number of Options, Granted		123,739
Stock awards granted		182,831
2014 Performance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized					1,000,000
Number of shares issued				0
Performance plan termination period				2015-05
2014 Performance Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of shares				100.00%
Stock-Based Incentive Plan 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		980,000
Stock-based incentive plans, options expiry term		10 years
Number of stock awards allowed		0
Stock options outstanding		346,225
Stock plan termination period		2015-05
Stock-Based Incentive Plan 2010 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Awards outstanding		94,537
Stock-Based Incentive Plan 2010 [Member] | Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock awards allowed		280,000
Stock-Based Incentive Plan 2004 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized		500,085
Number of shares issued		0	0
Stock options outstanding		104,750
Stock plan termination period		2015-05
Stock-based incentive plans, options expiry term		10 years
Stock-Based Incentive Plan 2004 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Awards outstanding		0
Stock-Based Incentive Plan 2004 [Member] | Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		0	0